MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Equity securities available-for-sale
Unrealized loss recorded in other comprehensive income					$ (213)	$ 0
Fair value				$ 13,853	13,853	0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities					(9,369)	0
Reverse acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Available for sale securities, equity securities acquired				12,803	12,803
Dividends [Domain]
Schedule of Equity Method Investments [Line Items]
Available for sale securities, equity securities acquired				10,632	$ 10,632	0
Golden Ocean [Member]
Schedule of Equity Method Investments [Line Items]
Stock dividends, shares	75,400,000
Equity securities available-for-sale
Shares received	2,114,129		51,498		6,353,294
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities				$ (9,400)
Ship Finance International Limited [Member]
Equity securities available-for-sale
Shares received					73,383
Avance Gas [Member]
Schedule of Equity Method Investments [Line Items]
Stock dividends, shares		4,100,000
Equity securities available-for-sale
Shares received		112,715			442,384
Reverse acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Available for sale securities, equity securities acquired						$ 0
Dividends [Domain] | Golden Ocean [Member]
Equity securities available-for-sale
Shares received in transaction	4,187,667
Dividends [Domain] | Avance Gas [Member]
Equity securities available-for-sale
Shares received in transaction	329,669